Stock Based Compensation - Assumptions estimate the fair value of stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Based Compensation
Expected volatility, minimum	45.00%	47.17%	47.69%
Expected volatility, maximum	50.00%	55.47%	49.17%
Risk-free interest rate, minimum	0.27%	1.57%	2.60%
Risk-free interest rate, maximum	1.44%	2.64%	3.06%
Weighted average estimated fair value of stock options granted during the year	$ 5.06	$ 0.21	$ 0.11
Minimum
Stock Based Compensation
Expected term (in years)	4 years 1 month 21 days	5 years	5 years 5 months 27 days
Maximum
Stock Based Compensation
Expected term (in years)	6 years 3 months	6 years 10 months 10 days	6 years 1 month 17 days